Summary of Significant Accounting Policies (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Principles of Consolidation and Basis of Presentation

Consolidation

The accompanying consolidated financial statements include the accounts of Nephros, Inc. and its subsidiaries, including SRP, in which a controlling interest is maintained by the Company. Outside shareholders’ interest in SRP of 37.5% is shown on the consolidated balance sheet as noncontrolling interest. All intercompany accounts and transactions were eliminated in the preparation of the accompanying consolidated financial statements.

Principles of Consolidation and Basis of Presentation

The accompanying consolidated financial statements include the accounts of Nephros, Inc. and its subsidiaries, including the entity in which a controlling interest is maintained. For the consolidated subsidiary in which the Company’s ownership is less than 100% but greater than 50%, the outside shareholders’ interest is shown as noncontrolling interest. All intercompany accounts and transactions were eliminated in the preparation of the accompanying consolidated financial statements.

Use of Estimates in the Preparation of Financial Statements

Use of Estimates

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, at the date of the financial statements, and the reported amount of revenues and expenses, during the reporting period. Actual results could differ materially from those estimates. Included in these estimates are assumptions about the collection of accounts receivable, value of inventories, useful life of fixed assets and intangible assets, the assessment of expected cash flows used in evaluating goodwill and other long-lived assets, value of contingent consideration, the assessment of the ability to continue as a going concern and assumptions used in determining stock compensation such as expected volatility and risk-free interest rate.

Use of Estimates in the Preparation of Financial Statements

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, at the date of the financial statements, and the reported amount of revenues and expenses, during the reporting period. Actual results could differ materially from those estimates. Included in these estimates are assumptions about the collection of accounts receivable, value of inventories, useful life of fixed assets and intangible assets, the assessment of expected cash flows used in evaluating goodwill and other long-lived assets, value of contingent consideration, the assessment of the ability to continue as a going concern and assumptions used in determining stock compensation such as expected volatility and risk-free interest rate.

Liquidity

Liquidity

The Company has sustained operating losses and expects such losses to continue over the next several quarters. In addition, net cash from operations has been negative since inception, generating an accumulated deficit of approximately $125,502,000 as of March 31, 2019. Also, the Company has a loan agreement with a lender, which provides a secured asset-based revolving credit facility of up to $1,000,000. This loan agreement will automatically renew on August 17, 2019, although this renewal is not guaranteed.

In July 2018, the Company formed a new, wholly-owned subsidiary, SRP, to drive the development of its second-generation HDF system and other products focused on improving therapies for patients with renal disease. On September 5, 2018, SRP completed a private placement transaction whereby SRP sold preferred shares equivalent to 37.5% of its outstanding equity interests for aggregate proceeds of $3,000,000. The proceeds of this private placement are restricted to SRP expenses and may not be used for the benefit of the Company or other affiliated entities, except to reimburse for expenses directly attributable to SRP.

Based on cash that is available for Company operations and projections of future Company operations, the Company believes that its cash will be sufficient to fund the Company’s current operating plan through at least the next 12 months from the date of issuance of the accompanying consolidated financial statements. In the event that operations do not meet expectations, the Company will reduce discretionary expenditures such as additional headcount, new R&D projects, and other variable costs to alleviate the substantial doubt as to the Company’s ability to continue as a going concern. The Company may also seek to raise additional capital, however, there can be no assurance that any such actions could be effected on a timely basis or on satisfactory terms or at all, or that these actions would enable the Company to continue to satisfy its capital requirements.

Liquidity

The Company has sustained operating losses and expects such losses to continue over the next several quarters. In addition, net cash from operations has been negative since inception, as have been net losses from operations, generating an accumulated deficit of approximately $124,153,000 as of December 31, 2018. Also, the Company has a loan agreement Tech Capital, which provides a secured asset-based revolving credit facility of up to $1,000,000. This loan agreement will automatically renew on August 17, 2019, although this renewal is not guaranteed.

In July 2018, the Company formed a new, wholly-owned subsidiary, Specialty Renal Products, Inc. (“SRP”), to drive the development of its second-generation HDF system and other products focused on improving therapies for patients with renal disease. On September 5, 2018, SRP completed a private placement transaction whereby SRP sold preferred shares equivalent to 37.5% of its outstanding equity interests for aggregate proceeds of $3,000,000. The proceeds of this private placement are restricted to SRP expenses and may not be used for the benefit of the Company or other affiliated entities, except to reimburse for expenses directly attributable to SRP.

Based on cash that is available for Company operations and projections of future Company operations, the Company believes that its cash will be sufficient to fund the Company’s current operating plan through at least the next twelve months from the date of issuance of the accompanying consolidated financial statements. In the event that operations do not meet expectations, the Company will reduce discretionary expenditures such as additional headcount, new R&D projects, and other variable costs to alleviate the substantial doubt as to the Company’s ability to continue as a going concern.

Recently Adopted Accounting Pronouncements

Recently Adopted Accounting Pronouncements

In February 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2016-02, “Leases,” (“ASC 842”) which discusses how an entity should account for lease assets and lease liabilities. The guidance specifies that an entity who is a lessee under lease agreements should recognize lease assets and lease liabilities for those leases classified as operating leases under previous FASB guidance. The Company adopted the guidance on January 1, 2019 using the transition method provided by ASU 2018-11, “Leases (Topic 842): Targeted Improvements”. Under this transition method, the Company applied the new requirements to only those leases that existed as of January 1, 2019, rather than at the earliest comparative period presented in the financial statements. Prior periods will be presented under existing lease guidance. Upon transition, the Company applied the package of practical expedients permitted under the ASC 842 transition guidance. As a result, the Company did not reassess (1) whether expired or existing contracts contain leases under the new definition of a lease, including whether an existing or expired contract contains an embedded lease, (2) lease classification for expired or existing leases and (3) any initial direct costs of existing leases. As a result of the adoption of this guidance on January 1, 2019, the Company recorded right-of-use assets of approximately $613,000, net of approximately $8,000 of deferred rent liability as of January 1, 2019, and lease liabilities of approximately $621,000. Adoption of the guidance did not have any impact on the Company’s consolidated statements of operations and comprehensive loss or cash provided by or used in operating, investing or financing activities on its consolidated statements of cash flows.

In June 2016, the FASB issued ASU 2016-13, “Measurement of Credit Losses on Financial Instruments,” which replaces the current incurred loss impairment methodology with a methodology that reflects expected credit losses and requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates. The guidance is effective for the Company beginning in the first quarter of fiscal year 2020. Early adoption is permitted beginning in the first quarter of fiscal year 2019. The Company early adopted this guidance as of January 1, 2019 and the guidance did not have an impact on its consolidated financial statements.

In May 2018, the FASB issued ASU 2018-07, “Improvements to Nonemployee Share-Based Payment Accounting,” which expands the scope of Accounting Standards Codification (“ASC”) 718 to include share-based payment transactions for acquiring goods and services from nonemployees. The Company adopted this guidance as of January 1, 2019 and the guidance did not have an impact on its consolidated financial statements.

Recently Adopted Accounting Pronouncements

In May 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2014-09, “Revenue from Contracts with Customers,” related to revenue recognition. The underlying principle of the new standard is that a business or other organization will recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects what it expects to be entitled to in exchange for the goods or services. The standard also requires more detailed disclosures and provides additional guidance for transactions that were not addressed completely in prior accounting guidance. ASU 2014-09 provides alternative methods of initial adoption and was to be effective for fiscal years beginning after December 15, 2016 and interim periods within those annual periods. Early adoption was not permitted. In August 2015, the FASB issued ASU No. 2015-14, “Revenue from Contracts with Customers: Deferral of the Effective Date.” This ASU deferred the effective date of ASU No. 2014-09 for all entities for one year. In March, April and May 2016, the FASB issued ASU No. 2016-08, ASU No. 2016-10 and ASU No. 2016-12, respectively, which clarified implementation guidance, including the guidance on principal versus agent considerations, performance obligations and licensing and assessments of collectability and noncash considerations. Public business entities, certain not-for-profit entities, and certain employee benefit plans are required to apply the guidance in ASU 2014-09 to fiscal years beginning after December 15, 2017, including interim reporting periods within that fiscal year. The Company adopted the new revenue recognition standard as of January 1, 2018 using the modified retrospective method, which requires the cumulative effect of adoption, if any, to be recognized as an adjustment to opening accumulated deficit in the period of adoption. The majority of the Company’s revenue relates to the sale of finished products to various customers and the adoption did not have any impact on revenue recognized from these transactions. The Company completed its analysis of the impact on certain less significant transactions involving third-party arrangements and as a result of the analysis, the Company accelerated the remaining approximately $278,000 of deferred revenue to be recognized under the License Agreement with Bellco as of December 31, 2017 and recorded a cumulative effect adjustment to opening accumulated deficit as of January 1, 2018.

In January 2016, the FASB issued ASU No. 2016-01, “Recognition and Measurement of Financial Assets and Financial Liabilities,” that modifies certain aspects of the recognition, measurement, presentation, and disclosure of financial instruments. The accounting standard update is effective for fiscal years and interim periods within those years, beginning after December 15, 2017, and early adoption was permitted. The Company adopted this guidance as of January 1, 2018 and the guidance did not have an impact on its consolidated financial statements.

In August 2016, the FASB issued ASU 2016-15, “Classification of Certain Cash Receipts and Cash Payments,” which clarifies how certain cash receipts and cash payments are presented and classified in the statement of cash flows in order to reduce diversity in practice. The guidance was effective for the Company beginning in the first quarter of fiscal year 2018. Early adoption was permitted. The Company adopted the guidance as of January 1, 2018 and the guidance did not have a significant impact on its consolidated financial statements.

In November 2016, the FASB issued ASU 2016-18, “Restricted Cash,” which clarifies how restricted cash is presented and classified in the statement of cash flows. The guidance was effective for the Company beginning in the first quarter of fiscal year 2018. Early adoption was permitted. The Company adopted the guidance as of January 1, 2018 and the guidance did not have an impact on its consolidated financial statements.

In January 2017, the FASB issued ASU 2017-01, “Clarifying the Definition of a Business,” which clarifies the definition of a business in a business combination. The guidance was effective for the Company beginning in the first quarter of fiscal year 2018. Early adoption was permitted. The Company adopted the guidance as of January 1, 2018 and the guidance did not have an impact on its consolidated financial statements.

In May 2017, the FASB issued ASU 2017-09, “Compensation – Stock Compensation,” which requires modification accounting to be used on share-based payment awards if the fair value, the vesting conditions, or the classification of the award changes as a result of the change in terms or conditions. The guidance was effective for the Company beginning in the first quarter of fiscal year 2018. The Company adopted the guidance as of January 1, 2018 and the guidance did not have an impact on its consolidated financial statements.

Concentration of Credit Risk

Concentration of Credit Risk

The Company deposits its cash in financial institutions. At times, such deposits may be in excess of insured limits. To date, the Company has not experienced any impairment losses on its cash. The Company also limits its credit risk with respect to accounts receivable by performing credit evaluations when deemed necessary.

Concentration of Credit Risk

The Company deposits its cash in financial institutions. At times, such deposits may be in excess of insured limits. To date, the Company has not experienced any impairment losses on its cash. The Company also limits its credit risk with respect to accounts receivable by performing credit evaluations when deemed necessary.

Major Customers

Major Customers

For the three months ended March 31, 2019 and 2018, the following customers accounted for the following percentages of the Company’s revenues, respectively:

Customer	2019	2018
A	17%	1%
B	12%	5%
C	12%	5%
D	7%	13%
E	7%	15%
Total	55%	39%

As of March 31, 2019 and December 31, 2018, the following customers accounted for the following percentages of the Company’s accounts receivable, respectively:

Customer	2019	2018
A	13%	5%
B	11%	-%
F	-%	15%
D	4%	11%
C	8%	11%
Total	36%	42%

Major Customers

For the year ended December 31, 2018 and 2017, the following customers accounted for the following percentages of the Company’s revenues, respectively:

Customer	2018	2017
A	11%	13%
B	11%	20%
C	10%	1%
Total	32%	34%

As of December 31, 2018 and December 31, 2017, the following customers accounted for the following percentages of the Company’s accounts receivable, respectively:

Customer	2018	2017
D	15%	-%
A	11%	18%
C	11%	-%
E	2%	11%
Total	39%	29%

Accounts Receivable

Accounts Receivable

The Company provides credit terms to customers in connection with purchases of the Company’s products. Management periodically reviews customer account activity in order to assess the adequacy of the allowances provided for potential collection issues and returns. Factors considered include economic conditions, each customer’s payment and return history and credit worthiness. Adjustments, if any, are made to reserve balances following the completion of these reviews to reflect management’s best estimate of potential losses. The allowance for doubtful accounts was approximately $11,000 and $15,000 as of March 31, 2019 and December 31, 2018, respectively. For the three months ended March 31, 2019, there was no provision for bad debt expense. Write-offs of accounts receivable were approximately $4,000 for the three months ended March 31, 2019 which were reserved for in a prior period. There was no allowance for sales returns at March 31, 2019 or December 31, 2018. During the three months ended March 31, 2018, there was no provision for bad debt expense and there were no write-offs of accounts receivable.

Accounts Receivable

The Company provides credit terms to customers in connection with purchases of the Company’s products. Management periodically reviews customer account activity in order to assess the adequacy of the allowances provided for potential collection issues and returns. Factors considered include economic conditions, each customer’s payment and return history and credit worthiness. Adjustments, if any, are made to reserve balances following the completion of these reviews to reflect management’s best estimate of potential losses. The allowance for doubtful accounts was approximately $15,000 and $1,000 as of December 31, 2018 and 2017, respectively. For the year ended December 31, 2018, provision for bad expense was approximately $40,000 of which $14,000 was an increase to the allowance for doubtful accounts. Of the remaining $26,000, $1,000 was write-offs of accounts receivable related to a prior period. There was no allowance for sales returns at December 31, 2018 or 2017. During the year ended December 31, 2017, there were write-offs of accounts receivable of approximately $42,000, which were fully reserved.

Inventory

Inventory

For all medical device products and some commercial products, the Company engages third parties to manufacture and package its finished goods, which are shipped to the Company for warehousing, until sold to distributors or end customers. As a result of the Biocon Acquisition, some commercial products will be manufactured at Company facilities. Inventory consists of finished goods and raw materials and is valued at the lower of cost or net realizable value using the first-in, first-out method.

The Company’s inventory reserve requirements are based on factors including product expiration dates and estimates for future sales of the product. If estimated sales levels do not materialize, the Company will make adjustments to its assumptions for inventory reserve requirements.

License and Supply Rights

License and Supply Rights

The Company’s rights under the License and Supply Agreement with Medica are capitalized and stated at cost, less accumulated amortization, and are amortized using the straight-line method over the term of the License and Supply Agreement, which is from April 23, 2012 through December 31, 2025. The Company determines amortization periods for licenses based on its assessment of various factors impacting estimated useful lives and cash flows of the acquired rights. Such factors include the expected launch date of the product, the strength of the intellectual property protection of the product and various other competitive, developmental and regulatory issues, and contractual terms. See Note 9 – License and Supply Agreement, net for further discussion.

Patents

Patents

The Company has filed numerous patent applications with the United States Patent and Trademark Office and in foreign countries. All costs and direct expenses incurred in connection with patent applications have been expensed as incurred and are included in selling, general and administrative expenses on the accompanying consolidated statement of operations and comprehensive loss.

Property and Equipment, Net

Property and Equipment, net

Property and equipment, net is stated at cost less accumulated depreciation. These assets are depreciated over their estimated useful lives of three to seven years using the straight-line method.

The Company adheres to Accounting Standards Codification (“ASC”) 360 and periodically evaluates whether current facts or circumstances indicate that the carrying value of its depreciable assets to be held and used may not be recoverable. If such circumstances are determined to exist, an estimate of undiscounted future cash flows produced by the long-lived assets, or the appropriate grouping of assets, is compared to the carrying value to determine whether impairment exists. If an asset is determined to be impaired, the loss is measured based on the difference between the asset’s fair value and its carrying value. For long-lived assets, the estimate of fair value is based on various valuation techniques, including a discounted value of estimated future cash flows. The Company reports an asset to be disposed of at the lower of its carrying value or its fair value less costs to sell. There were no impairment losses for long-lived assets recorded for the years ended December 31, 2018 and December 31, 2017.

Intangible Assets

Intangible Assets

The Company’s intangible assets include finite lived assets. Finite lived intangible assets, consisting of customer lists, tradenames, service marks and domain names are amortized on a straight-line basis over the estimated useful lives of the assets.

Finite lived intangible assets are tested for impairment when events or changes in circumstances indicate that the carrying value of the asset may not be recoverable. Impairment testing requires management to estimate the future undiscounted cash flows of an intangible asset using assumptions believed to be reasonable, but which are unpredictable and inherently uncertain. Actual future cash flows may differ from the estimates used in the impairment testing.

Goodwill

Goodwill

Goodwill, which represents the excess of purchase price over the fair value of net assets acquired, is carried at cost. In accordance with ASC 350, “Goodwill and Other Intangibles,” rather than recording periodic amortization, goodwill is subject to an annual assessment for impairment by applying a fair value based test. If the fair value of the reporting unit exceeds the reporting unit’s carrying value, including goodwill, then goodwill is considered not impaired, making further analysis not required.

Revenue Recognition

Revenue Recognition

The Company recognizes revenue under ASC 606, Revenue from Contracts with Customers. ASC 606 prescribes a five-step model for recognizing revenue, which includes (i) identifying contracts with customers; (ii) identifying performance obligations; (iii) determining the transaction price; (iv) allocating the transaction price; and (v) recognizing revenue.

Shipping and Handling Costs

Shipping and Handling Costs

Shipping and handling costs charged to customers are recorded as cost of goods sold and were approximately $45,000 and $35,000 for the years ended December 31, 2018 and 2017, respectively.

Research and Development Costs		Research and Development Costs Research and development costs are expensed as incurred.
Stock-Based Compensation

Stock-Based Compensation

The fair value of stock options is recognized as stock-based compensation expense in the Company’s consolidated statement of operations and comprehensive loss. The Company calculates employee stock-based compensation expense in accordance with ASC 718. The Company accounts for stock option grants to consultants under the provisions of ASC 505-50, and as such, these stock options are revalued at each reporting period through the vesting period. The fair value of the Company’s stock option awards is estimated using a Black-Scholes option valuation model. This model requires the input of highly subjective assumptions and elections including expected stock price volatility and the estimated life of each award. The fair value of stock-based awards is amortized over the vesting period of the award.

Warrants		Warrants The Company accounts for stock warrants as either equity instruments or derivative liabilities depending on the specific terms of the warrant agreement.
Amortization of Debt Issuance Costs and Debt Discounts

Amortization of Debt Issuance Costs and Debt Discounts

The Company accounts for debt issuance costs in accordance with ASC 835, “Interest”, which requires that costs paid directly to the issuer of a recognized debt liability be reported in the balance sheet as a direct deduction from the carrying amount of that debt liability, consistent with debt discounts. The Company amortizes the debt discount, including debt issuance costs, in accordance with ASC 835, Interest, over the term of the associated debt. See Note 13 – Unsecured Promissory Notes and Warrants for a discussion of the Company’s prior unsecured long-term note payable.

Other Income (Expense), Net

Other Income (Expense), net

Other expense of approximately $35,000 and approximately $74,000 for the years ended December 31, 2018 and 2017, respectively, is primarily due to foreign currency transaction gains and losses.

Income Taxes

Income Taxes

The Company accounts for income taxes in accordance with ASC 740, which requires accounting for deferred income taxes under the asset and liability method. Deferred income taxes are recognized for the tax consequences of temporary differences by applying enacted statutory tax rates applicable in future years to differences between the financial statement carrying amounts and the tax basis of existing assets and liabilities.

For financial reporting purposes, the Company has incurred a loss in each period since its inception. Based on available objective evidence, including the Company’s history of losses, management believes it is more likely than not that the net deferred tax assets will not be fully realizable. Accordingly, the Company provided for a full valuation allowance against its net deferred tax assets at December 31, 2018 and 2017.

ASC 740 prescribes, among other things, a recognition threshold and measurement attributes for the financial statement recognition and measurement of uncertain tax positions taken or expected to be taken in a company’s income tax return. ASC 740 utilizes a two-step approach for evaluating uncertain tax positions. Step one, or recognition, requires a company to determine if the weight of available evidence indicates a tax position is more likely than not to be sustained upon audit, including resolution of related appeals or litigation processes, if any. Step two, or measurement, is based on the largest amount of benefit that is more likely than not to be realized on settlement with the taxing authority. The Company is subject to income tax examinations by major taxing authorities for all tax years subsequent to 2013. During the years ended December 31, 2018 and 2017, the Company recognized no adjustments for uncertain tax positions. However, management’s conclusions regarding this policy may be subject to review and adjustment at a later date based on factors including, but not limited to, on-going analyses of and changes to tax laws, regulation and interpretations, thereof.

The Company recognized approximately $93,000 and $1,789,000 in the years ended December 31, 2018 and 2017, respectively, from the sale of net operating loss and research and development credit carryforwards under the New Jersey Economic Development Authority Technology Business Tax Certificate Transfer Program. These amounts are recorded on the consolidated financial statements as income tax benefit in the year they are earned. See Note 15 – Income Taxes for further discussion.

Net Income (Loss) Per Common Share

Net Income (Loss) per Common Share

Basic net income (loss) per common share is calculated by dividing net income (loss) available to common shareholders by the number of weighted average common shares issued and outstanding. Diluted net income (loss) per common share is calculated by dividing net income (loss) available to common shareholders by the weighted average number of common shares issued and outstanding for the period, plus amounts representing the dilutive effect from the exercise of stock options and warrants, as applicable. The Company calculates dilutive potential common shares using the treasury stock method, which assumes the Company will use the proceeds from the exercise of stock options and warrants to repurchase shares of common stock to hold in its treasury stock reserves.

The following securities have been excluded from the dilutive per share computation as they are antidilutive:

	December 31,
	2018	2017
Shares underlying options outstanding	7,434,561	6,770,777
Shares underlying warrants outstanding	6,642,344	7,099,010
Unvested restricted stock	449,043	799,387

Foreign Currency Translation

Foreign Currency Translation

Foreign currency translation is recognized in accordance with ASC 830. The functional currency of Nephros International Limited, the Company’s Irish subsidiary, is the Euro and its translation gains and losses are included in accumulated other comprehensive income. The balance sheet is translated at the year-end rate. The consolidated statements of operations and comprehensive loss are translated at the weighted average rate for the year.

Comprehensive Income (Loss)

Comprehensive Income (Loss)

Comprehensive income (loss), as defined in ASC 220, is the total of net income (loss) and all other non-owner changes in equity (or other comprehensive income (loss)). The Company’s other comprehensive income (loss) consists only of foreign currency translation adjustments.

Depreciation Expense

Depreciation Expense

Depreciation related to equipment utilized in the manufacturing process is recognized in cost of goods sold on the consolidated statements of operations and comprehensive loss. For the three months ended March 31, 2019 and 2018, depreciation expense was approximately $8,000 and $7,000, respectively. Approximately $2,000 of the approximately $8,000 of depreciation expense for the three months ended March 31, 2019 has been recognized in the cost of goods sold. There was no depreciation recognized in cost of goods sold for the three months ended March 31, 2018.

Leases

Leases

The Company determines if an arrangement is a lease at inception. Operating leases are included in operating lease right-of-use (“ROU”) assets and operating lease liabilities on the consolidated balance sheet.

Operating lease ROU assets and operating lease liabilities are recognized based on the present value of the future minimum lease payments over the lease term at commencement date. As most of the Company’s leases do not provide an implicit rate, the Company uses its incremental borrowing rate based on the information available at commencement date in determining the present value of future payments. The operating lease ROU asset also includes any lease payments made and excludes lease incentives and initial direct costs incurred. The Company’s lease terms may include options to extend or terminate the lease when it is reasonably certain that the Company will exercise that option. Lease expense for minimum lease payments is recognized on a straight-line basis over the lease term.

The Company has elected, as an accounting policy not to apply the recognition requirements in ASC 842 to short-term leases. Short-term leases are leases that have a term of 12 months or less and do not include an option to purchase the underlying asset that the Company is reasonably certain to exercise. The Company recognizes the lease payments for short-term leases on a straight-line basis over the lease term.

The Company has also elected, as a practical expedient, by underlying class of asset, not to separate lease components from nonlease components and, instead, account for them as a single component.

Recent Accounting Pronouncements, Not Yet Effective

Recent Accounting Pronouncements, Not Yet Effective

In January 2017, the FASB issued ASU 2017-04, “Simplifying the Test for Goodwill Impairment,” which simplifies the test for goodwill impairment. The guidance is effective for the Company beginning in the first quarter of fiscal year 2020. Early adoption is permitted for interim or annual goodwill impairments tests after January 1, 2017. The Company is assessing the impact of adopting this guidance on its consolidated financial statements.

In August 2018, the FASB issued ASU 2018-13, “Disclosure Framework-Changes to the Disclosure Requirements for the Fair Value Measurement,” which modifies the disclosure requirements on fair value measurements. The guidance is effective for the Company beginning in the first quarter of fiscal year 2020. Early adoption is permitted. The Company is assessing the impact of adopting this guidance on its consolidated financial statements.

In August 2018, the FASB issued ASU 2018-15, “Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That is a Service Contract,” which aligns the requirements for capitalizing implementation costs incurred in a hosting arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use software. The guidance is effective for the Company beginning in the first quarter of fiscal year 2020. Early adoption is permitted. The Company is assessing the impact of adopting this guidance on its consolidated financial statements.

In November 2018, the FASB issued ASU 2018-18, “Collaborative Arrangements: Clarifying the Interaction Between Topic 808 and Topic 606.” The new guidance clarifies that, when the collaborative arrangement participant is a customer in the context of a unit-of-account, revenue from contracts with customers guidance should be applied, adds unit-of-account guidance to collaborative arrangements guidance, and requires, that in a transaction with a collaborative arrangement participant who is not a customer, presenting the transaction together with revenue recognized under contracts with customers is precluded. The guidance is effective for the Company beginning in the first quarter of fiscal year 2020. Early adoption is permitted. The Company is assessing the impact of adopting this guidance on its consolidated financial statements.

Recent Accounting Pronouncements, Not Yet Effective

In February 2016, the FASB issued ASU No. 2016-02, “Leases,” (“ASC 842”) which discusses how an entity should account for lease assets and lease liabilities. The guidance specifies that an entity who is a lessee under lease agreements should recognize lease assets and lease liabilities for those leases classified as operating leases under previous FASB guidance. The guidance is effective for the Company beginning in the first quarter of 2019. The Company plans to adopt the standard using the transition method provided by ASU 2018-11, “Leases (Topic 842): Targeted Improvements”. Under this method, the Company will apply the new requirements to only those leases that exist as of January 1, 2019, rather than at the earliest comparative period presented in the financial statements. Prior periods will be presented under existing lease guidance. Upon transition, the Company plans to apply the package of practical expedients permitted under ASC 842 transition guidance. As a result, the Company is not required to reassess (1) whether expired or existing contracts contain leases under the new definition of a lease, including whether an existing or expired contract contains an embedded lease, (2) lease classification for expired or existing leases and (3) any initial direct costs of existing leases. While the Company is still finalizing the potential impacts of the standard, it currently expects the most significant impact will be the recognition of right-of- use assets and lease liabilities for operating leases. The Company estimates adoption of the standard will result in the recognition of right-of-use assets and lease liabilities for operating leases ranging from approximately $500,000 to $750,000 as of January 1, 2019. The Company does not expect the adoption will have a material impact on its consolidated statements of operations and comprehensive loss.

In June 2016, the FASB issued ASU 2016-13, “Measurement of Credit Losses on Financial Instruments,” which replaces the current incurred loss impairment methodology with a methodology that reflects expected credit losses and requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates. The guidance is effective for the Company beginning in the first quarter of fiscal year 2020. Early adoption is permitted beginning in the first quarter of fiscal year 2019. The adoption of this guidance on January 1, 2019 will not have a significant impact on the Company’s consolidated financial statements.

In January 2017, the FASB issued ASU 2017-04, “Simplifying the Test for Goodwill Impairment,” which simplifies the test for goodwill impairment. The guidance is effective for the Company beginning in the first quarter of fiscal year 2020. Early adoption is permitted for interim or annual goodwill impairments tests after January 1, 2017. The Company is assessing the impact of adopting this guidance on its consolidated financial statements.

In July 2017, the FASB issued ASU 2017-11, “Accounting for Certain Financial Instruments with Down Round Features and Replacement of the Indefinite Deferral for Mandatorily Redeemable Financial Instruments of Certain Nonpublic Entities and Certain Mandatorily Redeemable Noncontrolling Interests with a Scope Exception” which changes the classification analysis of certain equity-linked financial instruments (or embedded features) with down round features and recharacterizes the indefinite deferral of certain provisions within the guidance for distinguishing liabilities from equity. The guidance is effective for the Company beginning in the first quarter of fiscal year 2019. Early adoption is permitted. The adoption of this guidance on January 1, 2019 will not have a significant impact on the Company’s consolidated financial statements.

In May 2018, the FASB issued ASU 2018-07, “Improvements to Nonemployee Share-Based Payment Accounting,” which expands the scope of ASC 718 to include share-based payment transactions for acquiring goods and services from nonemployees. The guidance is effective for the Company beginning in the first quarter of fiscal year 2019. Early adoption is permitted. The adoption of this guidance on January 1, 2019 will not have a significant impact on the Company’s consolidated financial statements.

In August 2018, the FASB issued ASU 2018-13, “Disclosure Framework-Changes to the Disclosure Requirements for the Fair Value Measurement,” which modifies the disclosure requirements on fair value measurements. The guidance is effective for the Company beginning in the first quarter of fiscal year 2020. Early adoption is permitted. The Company is assessing the impact of adopting this guidance on its consolidated financial statements.

In August 2018, the FASB issued ASU 2018-15, “Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That is a Service Contract,” which aligns the requirements for capitalizing implementation costs incurred in a hosting arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use software. The guidance is effective for the Company beginning in the first quarter of fiscal year 2020. Early adoption is permitted. The Company is assessing the impact of adopting this guidance on its consolidated financial statements.

In November 2018, the FASB issued ASU 2018-18, “Collaborative Arrangements: Clarifying the Interaction Between Topic 808 and Topic 606.” The new guidance clarifies that, when the collaborative arrangement participant is a customer in the context of a unit-of-account, revenue from contracts with customers guidance should be applied, adds unit-of-account guidance to collaborative arrangements guidance, and requires, that in a transaction with a collaborative arrangement participant who is not a customer, presenting the transaction together with revenue recognized under contracts with customers is precluded. The guidance is effective for the Company beginning in the first quarter of fiscal year 2020. Early adoption is permitted. The Company is assessing the impact of adopting this guidance on its consolidated financial statements.